PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

At October 31, 2024 and 2023, property and equipment consisted of the following:

	Useful Life	October 31, 2024	October 31, 2023
Office equipment and furniture	3 – 5 Years	$52,450	$51,022
Less: accumulated depreciation		(47,502)	(44,742)
		$4,948	$6,280

For the years ended October 31, 2024, 2023 and 2022, depreciation expense amounted to $1,496, $1,631 and $3,663, respectively, which was included in operating expenses.